Intangible Assets, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Intangible Assets, Net [Line Items]
Weighted average life	1 year 10 months 24 days	3 years
Amortization expenses	$ 143,308	$ 17,524
General and administrative expenses [Member]
Intangible Assets, Net [Line Items]
Amortization expenses	143,309	17,524
General and administrative expenses [Member]
Intangible Assets, Net [Line Items]
Amortization expenses	141,880	17,524
General and Administrative Expense [Member]
Intangible Assets, Net [Line Items]
Amortization expenses	$ 1,429